Stock-Based Compensation - Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 4,947	$ 10,468	$ 15,889	$ 30,785	$ 40,779	$ 41,315
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	312	3,254	232	10,191	13,167	14,014
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 4,635	$ 7,214	$ 15,657	$ 20,594	$ 27,612	$ 27,301